ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Accumulated amortization of acquisition costs	$ 1,546,534	$ 1,044,575
Impairment Loss Of Acquisition Costs	147,078	1,595,113
Series Twenty [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Twenty One [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Twenty Two [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Twenty Three [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Twenty Four [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Twenty Five [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Twenty Six [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Twenty Seven [Member]
Accumulated amortization of acquisition costs	261,567	196,176
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Twenty Eight [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Twenty Nine [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty One [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty Two [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty Three [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty Four [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty Five [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty Six [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty Seven [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty Eight [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Thirty Nine [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Forty [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	0 years
Series Forty One [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	113,304	79,027
Amortization Period Of Acquisition Costs	0 years
Series Forty Two [Member]
Accumulated amortization of acquisition costs	69,160	0
Impairment Loss Of Acquisition Costs	0	12,785
Amortization Period Of Acquisition Costs	4 years
Series Forty Three [Member]
Accumulated amortization of acquisition costs	66,792	0
Impairment Loss Of Acquisition Costs	0	160,616
Amortization Period Of Acquisition Costs	4 years
Series Forty Four [Member]
Accumulated amortization of acquisition costs	1,131,199	848,399
Impairment Loss Of Acquisition Costs	0	0
Amortization Period Of Acquisition Costs	4 years
Series Forty Five [Member]
Accumulated amortization of acquisition costs	17,816	0
Impairment Loss Of Acquisition Costs	0	1,276,381
Amortization Period Of Acquisition Costs	4 years
Series Forty Six [Member]
Accumulated amortization of acquisition costs	0	0
Impairment Loss Of Acquisition Costs	$ 33,774	$ 66,304
Amortization Period Of Acquisition Costs	4 years